Taxes on Income (Reconciliation of Unrecognized Tax Benefits) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Taxes on Income [Abstract]
Balance at January 1	$ 1,030	$ 1,521	$ 1,394
Decrease related to statute expiration	(689)	(599)
Increase related to current year tax positions		108	127
Balance at December 31	$ 341	$ 1,030	$ 1,521